CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Issued capital [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	At fair value [member]	Capital reserve [member]	Retained earnings [member]
Beginning Balance at Dec. 31, 2016	$ 77,288	$ 128,485	$ 15,086	$ 3,204	$ (175)	$ 18,115	$ (69,312)
Beginning Balance (shares) at Dec. 31, 2016		166,938
Increase (decrease) through exercise of options, equity	1,167	$ 1,716	(549)			(549)
Share options exercised (shares)		1,445
Share-based compensation	1,413		1,413			1,413
Comprehensive income (loss)	1,273			(11)	(6)	(17)	1,290
Ending Balance at Dec. 31, 2017	81,141	$ 130,201	15,950	3,193	(181)	18,962	(68,022)
Ending Balance (shares) at Dec. 31, 2017		168,383
Increase (decrease) through exercise of options, equity	349	$ 505	(156)			(156)
Share options exercised (shares)		590
Restricted and deferred share units settled	(76)	$ 206	(282)			(282)
Restricted and deferred share units settled (shares)		192
Share-based compensation	1,321		1,321			1,321
Comprehensive income (loss)	(10,079)			(15)	(1)	(16)	(10,063)
Ending Balance at Dec. 31, 2018	$ 72,656	$ 130,912	$ 16,833	$ 3,178	$ (182)	$ 19,829	$ (78,085)
Ending Balance (shares) at Dec. 31, 2018		169,165